Bluemonte

Large Cap Core ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.4%

Domestic Equity — 99.4%
iShares Morningstar U.S. Equity ETF	528,809	$50,575,293
State Street SPDR Portfolio S&P 500 ETF†	1,259,453	102,519,474
Vanguard Growth ETF†	183,439	88,335,050
Vanguard Value ETF	63,286	12,641,379
		254,071,196
Total Exchange-Traded Funds
(Cost $231,479,917)		254,071,196

Total Investments - 99.4%
(Cost $231,479,917)		$254,071,196

Percentages are based on Net Assets of $255,611,958.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Large Cap Growth ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Growth ETF†	1,698,481	$54,351,392
State Street SPDR Portfolio S&P 500 ETF	234,137	19,058,752
State Street SPDR Portfolio S&P 500 Growth ETF†	1,005,274	107,815,636
Vanguard Russell 1000 Growth ETF	226,051	27,132,902
		208,358,682
Total Exchange-Traded Funds
(Cost $184,939,533)		208,358,682

Total Investments - 99.2%
(Cost $184,939,533)		$208,358,682

Percentages are based on Net Assets of $210,063,380.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Large Cap Value ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Value ETF†	2,051,668	$63,827,391
State Street SPDR Portfolio S&P 500 ETF	406,870	33,119,218
State Street SPDR Portfolio S&P 500 Value ETF†	1,271,131	73,941,690
Vanguard Russell 1000 Value ETF	445,572	42,988,787
		213,877,086
Total Exchange-Traded Funds
(Cost $193,260,194)		213,877,086

Total Investments - 99.2%
(Cost $193,260,194)		$213,877,086

Percentages are based on Net Assets of $215,635,271.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.6%

Commodities — 0.0%
iShares Gold Trust*	26	$2,371

Domestic Equity — 99.6%
AllianzIM US Equity 6 Month Buffer10 Apr*	39	1,366
AllianzIM US Equity 6 Month Buffer10 Feb*	54	1,746
AllianzIM US Equity 6 Month Buffer10 Jan*	45	1,554
AllianzIM US Equity 6 Month Buffer10 Jun*	58	1,691
Avantis U.S. Equity ETF	28	3,239
Avantis U.S. Large Cap Value ETF	35	2,834
Avantis U.S. Small Cap Equity ETF	41	2,569
Capital Group Dividend Value ETF	42	1,885
Capital Group Growth ETF	81	3,601
Dimensional US Core Equity 1 ETF	42	3,168
Dimensional US Core Equity 2 ETF	60	2,441
Dimensional US Core Equity Market ETF	58	2,766
Dimensional US Large Cap Value ETF	12	431
Fidelity High Dividend ETF	60	3,488
First Trust Capital Strength ETF	25	2,419
First Trust Dorsey Wright Focus 5 ETF	59	3,923
First Trust Morningstar Dividend Leaders Index Fund	14	670
First Trust North American Energy Infrastructure Fund	50	2,005
First Trust Rising Dividend Achievers ETF	20	1,445
First Trust Value Line Dividend Index Fund	55	2,633
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	52	6,933
Innovator Equity Managed Floor ETF	36	1,335
Innovator U.S. Equity Power Buffer ETF - November*	28	1,180
Invesco High Yield Equity Dividend Achievers ETF	25	541

Description	Shares	Fair Value

Domestic Equity (continued)
Invesco NASDAQ 100 ETF	42	$10,754
Invesco QQQ Trust, Series 1, Ser 1	41	25,497
Invesco RAFI US 1000 ETF	111	5,419
Invesco S&P 500 Equal Weight ETF	10	1,981
Invesco S&P 500 Equal Weight Health Care ETF	29	935
Invesco S&P 500 Quality ETF	50	3,869
Invesco S&P MidCap 400 GARP ETF	8	973
Invesco S&P SmallCap Consumer Staples ETF	52	1,746
iShares Core Dividend Growth ETF	36	2,586
iShares Core S&P 500 ETF	17	11,816
iShares Core S&P Mid-Cap ETF	30	2,060
iShares Core S&P Small-Cap ETF	41	5,208
iShares Core S&P Total U.S. Stock Market ETF	23	3,473
iShares Core S&P U.S. Value ETF	12	1,263
iShares ESG Aware MSCI USA ETF	23	3,468
iShares Expanded Tech-Software Sector ETF*	25	2,258
iShares Morningstar Growth ETF	50	5,233
iShares Morningstar Small-Cap Value ETF	908,467	65,100,745
iShares MSCI USA Momentum Factor ETF	19	4,862
iShares MSCI USA Quality Factor ETF	25	5,060
iShares Russell 1000 ETF	15	5,677
iShares Russell 1000 Growth ETF	41	19,104
iShares Russell 1000 Value ETF	11	2,418
iShares Russell 2000 ETF	51	13,242
iShares Russell 2500 ETF	54	4,255
iShares Russell Mid-Cap ETF	32	3,174
iShares Russell Mid-Cap Growth ETF	26	3,527
iShares S&P 100 ETF	37	12,712
iShares S&P 500 Growth ETF	24	2,973
iShares S&P 500 Value ETF	11	2,390
iShares S&P Mid-Cap 400 Growth ETF	4	403

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
iShares Select Dividend ETF	33	$4,965
iShares U.S. Equity Factor Rotation Active ETF	42	2,583
iShares U.S. Industrials ETF	14	2,154
iShares U.S. Insurance ETF	13	1,729
iShares U.S. Tech Breakthrough Multisector ETF	40	2,394
iShares U.S. Technology ETF	43	8,530
LHA Market State Tactical Beta ETF	59	2,370
ProShares S&P 500 Dividend Aristocrats ETF	54	5,938
Schwab 1000 Index ETF	49	1,630
Schwab U.S. Broad Market ETF	17	453
Schwab U.S. Dividend Equity ETF	76	2,266
Schwab U.S. Large-Cap ETF	28	763
Schwab U.S. Large-Cap Growth ETF	103	3,296
Schwab U.S. Large-Cap Value ETF	63	1,960
Schwab U.S. Mid-Cap ETF	77	2,435
Schwab U.S. REIT ETF	23	492
Schwab U.S. Small-Cap ETF	717,102	21,541,744
State Street Consumer Discretionary Select Sector SPDR ETF	48	5,816
State Street Consumer Staples Select Sector SPDR ETF	14	1,169
State Street Energy Select Sector SPDR ETF	76	3,880
State Street Financial Select Sector SPDR ETF	43	2,298
State Street Real Estate Select Sector SPDR ETF	53	2,196
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	99	8,302
State Street SPDR Portfolio S&P 500 ETF†	2,535,718	206,407,445
State Street SPDR Portfolio S&P 500 Growth ETF	46	4,933
State Street SPDR Portfolio S&P 500 Value ETF	83	4,828
State Street SPDR Portfolio S&P 600 Small Capital ETF	67	3,314
State Street SPDR S&P 400 Mid Capital Growth ETF	35	3,363

Description	Shares	Fair Value

Domestic Equity (continued)
State Street SPDR S&P 400 Mid Capital Value ETF	18	$1,586
State Street SPDR S&P 500 ETF Trust	42	29,063
State Street SPDR S&P 600 Small Capital Growth ETF	50	4,937
State Street SPDR S&P 600 Small Capital Value ETF	15	1,454
State Street SPDR S&P Dividend ETF	17	2,528
State Street Technology Select Sector SPDR ETF	42	6,043
State Street Utilities Select Sector SPDR ETF	74	3,201
VanEck Morningstar Wide Moat ETF	49	5,133
Vanguard Dividend Appreciation ETF	21	4,704
Vanguard Growth ETF	15	7,223
Vanguard High Dividend Yield ETF	38	5,698
Vanguard Large-Cap ETF	31	9,871
Vanguard Mid-Cap ETF	48	14,212
Vanguard Mid-Cap Growth ETF	24	6,648
Vanguard Mid-Cap Value ETF	31	5,730
Vanguard Real Estate ETF	37	3,360
Vanguard Russell 1000 Growth ETF	52	6,242
Vanguard Russell 1000 Value ETF	60	5,789
Vanguard Russell 2000 ETF†	1,216,124	127,595,730
Vanguard S&P 500 ETF	51	32,447
Vanguard Small-Cap ETF	34	9,176
Vanguard Total Stock Market ETF	15	5,109
Vanguard Value ETF	36	7,191
WisdomTree U.S. Quality Dividend Growth Fund	25	2,289
WisdomTree U.S. SmallCap Fund	51	3,037
WisdomTree US SmallCap Dividend Fund	12	429
		421,137,020
Domestic Fixed Income — 0.0%
Dimensional Core Fixed Income ETF	22	938
First Trust Preferred Securities and Income ETF	27	494

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Fixed Income (continued)
iShares Flexible Income Active ETF	39	$2,072
iShares Morningstar Multi-Asset Income ETF	23	509
		4,013
International Equity — 0.0%
Capital Group International Focus Equity ETF	23	718
Capital Group New Geography Equity ETF	21	707
Dimensional Emerging Markets Core Equity 2 ETF	27	960
Dimensional Global Real Estate ETF	16	433
Dimensional International Core Equity 2 ETF	72	2,613
Dimensional World ex US Core Equity 2 ETF	61	2,117
Franklin International Core Dividend Tilt Index ETF	40	1,644
iShares Core MSCI EAFE ETF	52	4,891
iShares Core MSCI Emerging Markets ETF	44	3,193
iShares Core MSCI International Developed Markets ETF	19	1,640
iShares Currency Hedged MSCI EAFE ETF	26	1,113
iShares Future Exponential Technologies ETF	35	2,533
iShares MSCI ACWI ex U.S. ETF	23	1,628
iShares MSCI EAFE ETF	53	5,339
iShares MSCI EAFE Growth ETF	30	3,568
iShares MSCI EAFE Min Vol Factor ETF	8	713
iShares MSCI EAFE Value ETF	49	3,692
iShares MSCI Emerging Markets ex China ETF	33	2,634
iShares MSCI World ETF	14	2,655
Schwab Emerging Markets Equity ETF	41	1,410
Schwab International Equity ETF	32	814
State Street SPDR Portfolio Developed World ex-US ETF	81	3,805
State Street SPDR Portfolio Emerging Markets ETF	34	1,673

Description	Shares	Fair Value

International Equity (continued)
State Street SPDR S&P Kensho New Economies Composite ETF	13	$820
Vanguard FTSE All-World ex-US ETF, Cl U	29	2,254
Vanguard FTSE Developed Markets ETF	46	3,045
Vanguard FTSE Emerging Markets ETF	15	847
WisdomTree International MidCap Dividend Fund	17	1,435
		58,894
Total Exchange-Traded Funds
(Cost $385,774,912)		421,202,298

COMMON STOCK — 0.2%

Communication Services — 0.0%
Alphabet, Cl A	41	13,858
AT&T	55	1,442
Comcast, Cl A	29	863
Lumen Technologies*	56	494
Meta Platforms, Cl A	39	27,944
Nintendo ADR	35	539
Verizon Communications	26	1,157
Versant Media Group*	1	38
Walt Disney	35	3,948
Warner Bros Discovery*	49	1,349
		51,632
Consumer Discretionary — 0.0%
Amazon.com*	52	12,444
Ford Motor	46	639
Home Depot	51	19,104
Lowe's	26	6,944
McDonald's	28	8,820
Service Corp International	44	3,539
Starbucks	37	3,402
TJX	46	6,891
Williams-Sonoma	53	10,846
		72,629
Consumer Staples — 0.0%
Altria Group	50	3,100
Coca-Cola	59	4,414
Costco Wholesale	54	50,774
Mondelez International, Cl A	53	3,099
PepsiCo	58	8,910
Procter & Gamble	52	7,892
Sysco	31	2,599

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value

Consumer Staples — continued
Walmart	36	$4,289
		85,077
Energy — 0.0%
Antero Midstream	28	527
BP ADR	36	1,364
Chevron	32	5,661
ConocoPhillips	23	2,397
Exxon Mobil	58	8,201
Kinder Morgan	36	1,098
Marathon Petroleum	8	1,409
ONEOK	6	475
Phillips 66	19	2,728
Williams	51	3,430
		27,290
Financials — 0.1%
Aflac	48	5,326
Allstate	32	6,368
Ares Capital	30	597
Ares Management, Cl A	45	6,735
Bank of America	20	1,064
Bankinter ADR	14	243
Berkshire Hathaway, Cl B*	51	24,507
Charles Schwab	41	4,261
Chubb	26	8,048
Fifth Third Bancorp	54	2,712
Gladstone Investment	27	373
Globe Life	21	2,945
Goldman Sachs Group	49	45,835
Hartford Financial Services Group	54	7,293
JPMorgan Chase	19	5,812
Mizuho Financial Group ADR	44	380
Morgan Stanley	43	7,860
Prudential Financial	50	5,555
Regions Financial	19	541
ServisFirst Bancshares	30	2,456
SoFi Technologies*	17	388
Toronto-Dominion Bank	31	2,898
Truist Financial	32	1,645
US Bancorp	42	2,357
Visa, Cl A	49	15,770
		161,969
Health Care — 0.0%
Abbott Laboratories	30	3,279
AbbVie	24	5,353
Amgen	15	5,128
CVS Health	97	7,228
Danaher	29	6,348
Description	Shares	Fair Value

Health Care — continued
Gilead Sciences	38	$5,394
Haleon ADR	16	167
Johnson & Johnson	35	7,954
Merck	28	3,087
Pfizer	49	1,296
UnitedHealth Group	49	14,060
		59,294
Industrials — 0.0%
Boeing*	53	12,387
Canadian Pacific Kansas City	52	3,865
Carrier Global	32	1,906
Caterpillar	47	30,896
Copart*	42	1,705
Covenant Logistics Group, Cl A	28	689
CSX	7	264
Eaton PLC	47	16,517
General Electric	13	3,989
Hertz Global Holdings*	32	157
Paychex	55	5,672
Republic Services, Cl A	23	4,947
RTX	40	8,037
Union Pacific	58	13,636
Waste Management	59	13,112
		117,779
Information Technology — 0.1%
Accenture PLC, Cl A	106	27,946
Amphenol, Cl A	50	7,204
Apple	48	12,455
Applied Materials	30	9,670
Broadcom	24	7,951
Cisco Systems	57	4,464
DocuSign, Cl A*	50	2,627
Hackett Group	41	748
International Business Machines	23	7,054
Microsoft	20	8,606
NVIDIA	62	11,850
Oracle	47	7,735
Pure Storage, Cl A*	42	2,921
Qnity Electronics	15	1,395
Qualcomm	37	5,609
Salesforce	51	10,827
Taiwan Semiconductor Manufacturing ADR	24	7,933
Texas Instruments	30	6,466
		143,461

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value

Materials — 0.0%
Dow	107	$2,948
DuPont de Nemours	29	1,273
Freeport-McMoRan, Cl B	21	1,265
Graphic Packaging Holding	46	674
Hecla Mining	28	631
Newmont	24	2,696
Packaging Corp of America	14	3,116
Pan American Silver	50	2,730
Wheaton Precious Metals	45	5,934
		21,267
Real Estate — 0.0%
Iron Mountain‡	32	2,948
Prologis‡	34	4,439
Realty Income‡	34	2,079
STAG Industrial‡	21	788
		10,254
Utilities — 0.0%
Ameren	53	5,474
American Electric Power	28	3,354
Duke Energy	38	4,611
NextEra Energy	47	4,131
Public Service Enterprise Group	11	906
Southern	61	5,448
WEC Energy Group	45	4,980
Xcel Energy	47	3,575
		32,479
Total Common Stock
(Cost $476,271)		783,131

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	53	1,186
Eaton Vance Enhanced Equity Income Fund	36	755
Eaton Vance Tax-Managed Diversified Equity Income Fund	55	840
		2,781
Domestic Fixed Income — 0.0%
Cohen & Steers REIT and Preferred and Income Fund	50	1,017
DNP Select Income Fund	19	193
FS Credit Opportunities Corp.	12	73
		1,283
Total Closed-End Funds
(Cost $3,254)		4,064

Description	Shares	Fair Value

PREFERRED STOCK — 0.0%

Financials — 0.0%
Goldman Sachs Group, 4.797%	30	$604
MetLife, 4.985%	30	653
		1,257
Total Preferred Stock
(Cost $1,268)		1,257

Total Investments - 99.8%
(Cost $386,255,705)		$421,990,750

Percentages are based on Net Assets of $422,672,635.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index
ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and the Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
GARP — Growth at a Reasonable Price
NASDAQ — National Association of Securities Dealers Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Global Equity ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.3%

Commodities — 0.0%
iShares Gold Trust*	1	$91

Domestic Equity — 28.8%
AllianzIM US Equity 6 Month Buffer10 Apr*	1	35
AllianzIM US Equity 6 Month Buffer10 Feb*	1	32
AllianzIM US Equity 6 Month Buffer10 Jan*	1	34
Avantis U.S. Equity ETF	2	231
Capital Group Dividend Value ETF	1	45
Dimensional US Core Equity 1 ETF	1	75
Dimensional US Core Equity Market ETF	2	95
Fidelity High Dividend ETF	1	58
First Trust Dorsey Wright Focus 5 ETF	2	133
First Trust Morningstar Dividend Leaders Index Fund	1	48
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1	133
Innovator Equity Managed Floor ETF	1	37
Invesco High Yield Equity Dividend Achievers ETF	8	173
Invesco NASDAQ 100 ETF	1	256
Invesco QQQ Trust, Series 1, Ser 1	2	1,244
Invesco RAFI US 1000 ETF	1	49
Invesco S&P 500 Equal Weight ETF	1	198
iShares Core Dividend Growth ETF	1	72
iShares Core S&P 500 ETF	2	1,390
iShares Core S&P Small-Cap ETF	2	254
iShares ESG Aware MSCI USA ETF	2	301
iShares Morningstar Growth ETF	1	105
iShares MSCI USA Quality Factor ETF	2	405
iShares Russell 1000 ETF	2	757
iShares Russell 1000 Growth ETF	2	932
Description	Shares	Fair Value

Domestic Equity (continued)
iShares Russell 1000 Value ETF	1	$220
iShares Russell 2000 ETF	1	260
iShares Russell 2500 ETF	1	79
iShares Russell Mid-Cap Growth ETF	1	136
iShares S&P 500 Value ETF	1	217
iShares S&P Mid-Cap 400 Growth ETF	1	101
iShares U.S. Equity Factor Rotation Active ETF	1	61
iShares U.S. Technology ETF	2	397
ProShares S&P 500 Dividend Aristocrats ETF	2	220
Schwab U.S. Broad Market ETF	1	27
Schwab U.S. Dividend Equity ETF	40	1,193
Schwab U.S. Large-Cap Value ETF	1	31
Schwab U.S. Mid-Cap ETF	1	32
Schwab U.S. REIT ETF	1	21
Schwab U.S. Small-Cap ETF	1	30
State Street Energy Select Sector SPDR ETF	4	204
State Street Real Estate Select Sector SPDR ETF	27	1,119
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	1	84
State Street SPDR Portfolio S&P 500 ETF†	1,029,770	83,823,278
State Street SPDR Portfolio S&P 600 Small Capital ETF	1	49
State Street SPDR S&P Dividend ETF	1	149
State Street Technology Select Sector SPDR ETF	4	575
VanEck Morningstar Wide Moat ETF	1	105
Vanguard Dividend Appreciation ETF	1	224
Vanguard Growth ETF	1	482
Vanguard Mid-Cap Growth ETF	1	277
Vanguard Mid-Cap Value ETF	1	185
Vanguard Real Estate ETF	9	817
Vanguard Russell 1000 Growth ETF	1	120
Vanguard Russell 1000 Value ETF	1	96

Bluemonte

Global Equity ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
Vanguard S&P 500 ETF	1	$636
Vanguard Small-Cap ETF	2	540
Vanguard Total Stock Market ETF	1	341
Vanguard Value ETF	1	200
WisdomTree U.S. SmallCap Fund	1	60
		83,839,658
Domestic Fixed Income — 0.0%
Dimensional Core Fixed Income ETF	1	43
First Trust Preferred Securities and Income ETF	1	18
iShares Flexible Income Active ETF	1	53
		114
International Equity — 70.5%
Capital Group International Focus Equity ETF	1	31
Dimensional Global Real Estate ETF	4	109
Dimensional World ex US Core Equity 2 ETF	2	69
iShares Core MSCI EAFE ETF	1	94
iShares Core MSCI Emerging Markets ETF	818,159	59,365,617
iShares Currency Hedged MSCI EAFE ETF	1	43
iShares Future Exponential Technologies ETF	1	72
iShares MSCI EAFE ETF	1	101
iShares MSCI EAFE Growth ETF	1	119
iShares MSCI EAFE Value ETF	1	75
iShares MSCI Emerging Markets ex China ETF	1	80
Schwab Emerging Markets Equity ETF	1	34
Schwab International Equity ETF	1	26
State Street SPDR Portfolio Developed World ex-US ETF†	1,868,102	87,763,432
Vanguard FTSE All-World ex-US ETF, Cl U	1	78
Vanguard FTSE Developed Markets ETF	885,147	58,596,731
Description	Shares	Fair Value

International Equity (continued)
Vanguard FTSE Emerging Markets ETF	2	$113
WisdomTree International MidCap Dividend Fund	1	84
		205,726,908
Total Exchange-Traded Funds (Cost $261,790,071)		289,566,771

COMMON STOCK — 0.0%

Canada — 0.0%
Industrials — 0.0%
Canadian Pacific Kansas City	1	$74

Ireland — 0.0%
Information Technology — 0.0%
Accenture PLC, Cl A	58	15,291

Japan — 0.0%
Financials — 0.0%
Mizuho Financial Group ADR	1	9

Taiwan — 0.0%
Information Technology — 0.0%
Taiwan Semiconductor Manufacturing ADR	1	331

United Kingdom — 0.0%
Energy — 0.0%
BP ADR	1	38

United States — 0.0%
Communication Services — 0.0%
Alphabet, Cl A	1	338
AT&T	4	105
Comcast, Cl A	9	268
Meta Platforms, Cl A	2	1,433
Verizon Communications	9	400
Walt Disney	2	226
Warner Bros Discovery*	1	27
		2,797

Consumer Discretionary — 0.0%
Home Depot	2	749
Lowe's	1	267
Starbucks	21	1,931
Williams-Sonoma	1	205
		3,152

Bluemonte

Global Equity ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value

United States — continued
Consumer Staples — 0.0%
Coca-Cola	1	$75
PepsiCo	1	153
Procter & Gamble	11	1,670
Walmart	1	119
		2,017

Energy — 0.0%
Exxon Mobil	1	141
Kinder Morgan	1	31
Marathon Petroleum	1	176
Phillips 66	1	144
Williams	1	67
		559

Financials — 0.0%
Aflac	1	111
Allstate	1	199
Ares Capital	1	20
Chubb	2	619
Fifth Third Bancorp	1	50
Gladstone Investment	1	14
Globe Life	1	140
JPMorgan Chase	1	306
Visa, Cl A	2	643
		2,102

Health Care — 0.0%
Abbott Laboratories	1	109
AbbVie	1	223
CVS Health	1	75
Merck	1	110
Pfizer	1	27
		544

Industrials — 0.0%
Carrier Global	3	179
CSX	1	38
Eaton PLC	1	351
Hertz Global Holdings*	1	5
Paychex	3	309
Republic Services, Cl A	1	215
Union Pacific	1	235
Waste Management	2	445
		1,777

Information Technology — 0.0%
Apple	1	260
Applied Materials	1	322
Description	Shares	Fair Value

United States — continued
Information Technology — continued
Broadcom	2	$663
International Business Machines	1	307
Microsoft	1	430
NVIDIA	1	191
Qualcomm	2	303
Texas Instruments	17	3,664
		6,140

Materials — 0.0%
Dow	21	579
Graphic Packaging Holding	1	15
Newmont	1	112
Packaging Corp of America	1	222
		928

Real Estate — 0.0%
Iron Mountain‡	1	92

Utilities — 0.0%
Duke Energy	1	122
NextEra Energy	1	88
Public Service Enterprise Group	1	82
Southern	1	89
		381
		20,489
Total Common Stock (Cost $33,961)		36,232

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
Eaton Vance Enhanced Equity Income Fund	2	42

Domestic Fixed Income — 0.0%
DNP Select Income Fund	1	10

Total Closed-End Funds (Cost $50)		52

PREFERRED STOCK — 0.0%

United States — 0.0%
Financials — 0.0%
Goldman Sachs Group, 4.797%	1	20

Bluemonte

Global Equity ETF

Schedule of Investments

January 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value

United States — continued
Financials — continued
MetLife, 4.985%	1	$22
		42

Total Preferred Stock (Cost $42)		42

Total Investments - 99.3% (Cost $261,824,124)		$289,603,097

Percentages are based on Net Assets $291,646,860.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and the Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
NASDAQ — National Association of Securities Dealers Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Core Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.9%

Domestic Fixed Income — 99.9%
iShares Core U.S. Aggregate Bond ETF†	1,652,225	$165,437,289
iShares MBS ETF	652,929	62,478,776
Schwab Intermediate-Term U.S. Treasury ETF	4,115,722	103,181,151
State Street SPDR Portfolio Corporate Bond ETF	1,402,962	41,317,231
Vanguard Long-Term Bond ETF	290,899	20,258,206
Vanguard Short-Term Corporate Bond ETF	260,099	20,820,925
		413,493,578
Total Exchange-Traded Funds (Cost $410,223,178)		413,493,578

Total Investments - 99.9% (Cost $410,223,178)		$413,493,578

Percentages are based on Net Assets $413,808,765.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200

Bluemonte

Short Term Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.6%

Domestic Fixed Income — 99.6%
iShares Core U.S. Aggregate Bond ETF†	361,622	$36,209,211
Vanguard Short-Term Bond ETF†	998,542	78,814,920
Vanguard Short-Term Corporate Bond ETF	359,476	28,776,054
		143,800,185
Total Exchange-Traded Funds (Cost $142,825,620)		143,800,185

Total Investments - 99.6% (Cost $142,825,620)		$143,800,185

Percentages are based on Net Assets $144,349,468.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0200

Bluemonte

Long Term Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.8%

Domestic Fixed Income — 99.8%
iShares Core U.S. Aggregate Bond ETF†	359,442	$35,990,928
Vanguard Long-Term Bond ETF†	1,316,198	91,660,029
Vanguard Long-Term Corporate Bond ETF	186,092	14,182,071
		141,833,028
Total Exchange-Traded Funds (Cost $141,218,553)		141,833,028

Total Investments - 99.8% (Cost $141,218,553)		$141,833,028

Percentages are based on Net Assets $142,083,523.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0200

Bluemonte

Diversified Income ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.5%

Domestic Equity — 20.3%
Cohen & Steers Real Estate Active ETF	357,403	$9,338,940
Global X MLP ETF	190,356	9,801,431
		19,140,371
Domestic Fixed Income — 79.2%
Cohen & Steers Preferred and Income Opportunities Active ETF	357,955	9,367,682
First Trust Senior Loan ETF	202,714	9,207,270
PIMCO Active Bond Exchange-Traded Fund, Cl T†	398,208	37,264,305
State Street SPDR Bloomberg High Yield Bond ETF	190,611	18,645,568
		74,484,825
Total Exchange-Traded Funds (Cost $92,375,534)		93,625,196

Total Investments - 99.5% (Cost $92,375,534)		$93,625,196

Percentages are based on Net Assets $94,102,952.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

Cl — Class
ETF — Exchange-Traded Fund
MLP — Master Limited Partnership
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0200